UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

International Value Equity Fund

Investor Class (TRIGX)

This annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Investor Class	$94	0.81%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Financials contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection, led by a position in Austrian bank Bawag Group, and an overweight to the sector, which outperformed the benchmark. Industrials and business services added value owing to positive stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period amid a multiyear turnaround under a new chief executive, was a key contributor.

  The communication services sector detracted the most from relative performance due to adverse stock selection. UK advertising group WPP was a large detractor. Energy weighed on relative returns owing to negative stock selection and an overweight to the sector, which lagged the benchmark.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while industrials and business services was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory/Strategy Benchmark	Previous Benchmark
2015	10,000	10,000	10,000
2016	9,160	9,009	8,786
2016	9,724	9,693	9,547
2016	9,753	9,753	9,398
2016	9,761	9,677	9,665
2017	9,997	10,093	10,292
2017	10,735	10,787	10,876
2017	11,344	11,485	11,534
2017	11,649	11,945	11,907
2018	12,295	12,880	12,857
2018	11,812	12,352	12,319
2018	11,516	12,221	11,970
2018	10,285	11,127	10,991
2019	10,314	11,268	11,091
2019	10,785	11,955	11,480
2019	10,434	11,903	11,135
2019	11,065	12,355	11,597
2020	11,222	12,631	11,632
2020	9,005	10,599	9,129
2020	9,760	11,704	9,761
2020	9,473	11,507	9,461
2021	11,738	13,761	11,659
2021	12,961	14,826	12,867
2021	13,094	15,251	12,974
2021	13,569	15,441	13,086
2022	13,486	14,728	13,167
2022	12,181	13,619	12,413
2022	11,823	13,068	11,691
2022	10,808	11,889	10,947
2023	13,267	14,311	13,253
2023	13,478	14,765	13,454
2023	14,180	15,262	14,056
2023	12,925	13,602	12,929
2024	14,301	15,744	14,625
2024	15,275	16,135	15,134
2024	16,285	16,974	16,010
2024	16,149	16,725	15,870
2025	16,455	17,106	16,256
2025	18,295	18,163	17,955
2025	19,737	19,140	19,049
2025	21,290	20,578	20,559

202501-4140694, 202512-4880897

F127-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Value Equity Fund (Investor Class)	31.83%	17.58%	7.85%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	7.48
MSCI EAFE Value Index Net (Previous Benchmark)	29.55	16.79	7.47

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,474,396
  Number of Portfolio Holdings145
  Investment Advisory Fees Paid (000s)$12,419
  Portfolio Turnover Rate15.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	27.5%
Industrials & Business Services	16.6
Health Care	9.0
Consumer Discretionary	8.5
Consumer Staples	7.1
Information Technology	6.8
Materials	5.8
Energy	4.9
Communication Services	4.5
Other	9.3

Top Ten Holdings (as a % of Net Assets)

Rolls-Royce Holdings	2.7%
AstraZeneca	2.2
UniCredit	2.0
Samsung Electronics	1.8
ING Groep	1.6
TotalEnergies	1.6
Toyota Motor	1.5
AXA	1.5
Sanofi	1.5
Airbus	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Value Equity Fund

Investor Class (TRIGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

International Value Equity Fund

Advisor Class (PAIGX)

This annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Advisor Class	$125	1.08%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Financials contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection, led by a position in Austrian bank Bawag Group, and an overweight to the sector, which outperformed the benchmark. Industrials and business services added value owing to positive stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period amid a multiyear turnaround under a new chief executive, was a key contributor.

  The communication services sector detracted the most from relative performance due to adverse stock selection. UK advertising group WPP was a large detractor. Energy weighed on relative returns owing to negative stock selection and an overweight to the sector, which lagged the benchmark.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while industrials and business services was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Advisor Class	Regulatory/Strategy Benchmark	Previous Benchmark
2015	10,000	10,000	10,000
2016	9,151	9,009	8,786
2016	9,713	9,693	9,547
2016	9,735	9,753	9,398
2016	9,735	9,677	9,665
2017	9,967	10,093	10,292
2017	10,699	10,787	10,876
2017	11,296	11,485	11,534
2017	11,595	11,945	11,907
2018	12,227	12,880	12,857
2018	11,739	12,352	12,319
2018	11,442	12,221	11,970
2018	10,208	11,127	10,991
2019	10,234	11,268	11,091
2019	10,692	11,955	11,480
2019	10,335	11,903	11,135
2019	10,948	12,355	11,597
2020	11,093	12,631	11,632
2020	8,901	10,599	9,129
2020	9,642	11,704	9,761
2020	9,347	11,507	9,461
2021	11,578	13,761	11,659
2021	12,784	14,826	12,867
2021	12,906	15,251	12,974
2021	13,359	15,441	13,086
2022	13,278	14,728	13,167
2022	11,987	13,619	12,413
2022	11,631	13,068	11,691
2022	10,621	11,889	10,947
2023	13,035	14,311	13,253
2023	13,239	14,765	13,454
2023	13,919	15,262	14,056
2023	12,678	13,602	12,929
2024	14,028	15,744	14,625
2024	14,970	16,135	15,134
2024	15,946	16,974	16,010
2024	15,816	16,725	15,870
2025	16,101	17,106	16,256
2025	17,884	18,163	17,955
2025	19,284	19,140	19,049
2025	20,791	20,578	20,559

202501-4140694, 202512-4880897

F227-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Value Equity Fund (Advisor Class)	31.46%	17.34%	7.59%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	7.48
MSCI EAFE Value Index Net (Previous Benchmark)	29.55	16.79	7.47

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,474,396
  Number of Portfolio Holdings145
  Investment Advisory Fees Paid (000s)$12,419
  Portfolio Turnover Rate15.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	27.5%
Industrials & Business Services	16.6
Health Care	9.0
Consumer Discretionary	8.5
Consumer Staples	7.1
Information Technology	6.8
Materials	5.8
Energy	4.9
Communication Services	4.5
Other	9.3

Top Ten Holdings (as a % of Net Assets)

Rolls-Royce Holdings	2.7%
AstraZeneca	2.2
UniCredit	2.0
Samsung Electronics	1.8
ING Groep	1.6
TotalEnergies	1.6
Toyota Motor	1.5
AXA	1.5
Sanofi	1.5
Airbus	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Value Equity Fund

Advisor Class (PAIGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

International Value Equity Fund

R Class (RRIGX)

This annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - R Class	$154	1.33%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Financials contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection, led by a position in Austrian bank Bawag Group, and an overweight to the sector, which outperformed the benchmark. Industrials and business services added value owing to positive stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period amid a multiyear turnaround under a new chief executive, was a key contributor.

  The communication services sector detracted the most from relative performance due to adverse stock selection. UK advertising group WPP was a large detractor. Energy weighed on relative returns owing to negative stock selection and an overweight to the sector, which lagged the benchmark.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while industrials and business services was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	R Class	Regulatory/Strategy Benchmark	Previous Benchmark
2015	10,000	10,000	10,000
2016	9,150	9,009	8,786
2016	9,702	9,693	9,547
2016	9,717	9,753	9,398
2016	9,709	9,677	9,665
2017	9,928	10,093	10,292
2017	10,650	10,787	10,876
2017	11,237	11,485	11,534
2017	11,524	11,945	11,907
2018	12,144	12,880	12,857
2018	11,653	12,352	12,319
2018	11,347	12,221	11,970
2018	10,112	11,127	10,991
2019	10,130	11,268	11,091
2019	10,574	11,955	11,480
2019	10,208	11,903	11,135
2019	10,816	12,355	11,597
2020	10,954	12,631	11,632
2020	8,784	10,599	9,129
2020	9,505	11,704	9,761
2020	9,208	11,507	9,461
2021	11,402	13,761	11,659
2021	12,579	14,826	12,867
2021	12,693	15,251	12,974
2021	13,131	15,441	13,086
2022	13,041	14,728	13,167
2022	11,765	13,619	12,413
2022	11,409	13,068	11,691
2022	10,415	11,889	10,947
2023	12,775	14,311	13,253
2023	12,961	14,765	13,454
2023	13,623	15,262	14,056
2023	12,393	13,602	12,929
2024	13,711	15,744	14,625
2024	14,623	16,135	15,134
2024	15,570	16,974	16,010
2024	15,423	16,725	15,870
2025	15,695	17,106	16,256
2025	17,433	18,163	17,955
2025	18,781	19,140	19,049
2025	20,227	20,578	20,559

202501-4140694, 202512-4880897

F427-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Value Equity Fund (R Class)	31.15%	17.04%	7.30%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	7.48
MSCI EAFE Value Index Net (Previous Benchmark)	29.55	16.79	7.47

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,474,396
  Number of Portfolio Holdings145
  Investment Advisory Fees Paid (000s)$12,419
  Portfolio Turnover Rate15.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	27.5%
Industrials & Business Services	16.6
Health Care	9.0
Consumer Discretionary	8.5
Consumer Staples	7.1
Information Technology	6.8
Materials	5.8
Energy	4.9
Communication Services	4.5
Other	9.3

Top Ten Holdings (as a % of Net Assets)

Rolls-Royce Holdings	2.7%
AstraZeneca	2.2
UniCredit	2.0
Samsung Electronics	1.8
ING Groep	1.6
TotalEnergies	1.6
Toyota Motor	1.5
AXA	1.5
Sanofi	1.5
Airbus	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Value Equity Fund

R Class (RRIGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

International Value Equity Fund

I Class (TRTIX)

This annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - I Class	$79	0.68%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Financials contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection, led by a position in Austrian bank Bawag Group, and an overweight to the sector, which outperformed the benchmark. Industrials and business services added value owing to positive stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period amid a multiyear turnaround under a new chief executive, was a key contributor.

  The communication services sector detracted the most from relative performance due to adverse stock selection. UK advertising group WPP was a large detractor. Energy weighed on relative returns owing to negative stock selection and an overweight to the sector, which lagged the benchmark.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while industrials and business services was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory/Strategy Benchmark	Previous Benchmark
2015	500,000	500,000	500,000
2016	458,387	450,474	439,302
2016	486,921	484,631	477,330
2016	488,403	487,630	469,882
2016	488,773	483,867	483,228
2017	501,002	504,673	514,596
2017	538,453	539,365	543,780
2017	569,026	574,273	576,720
2017	584,694	597,274	595,373
2018	617,169	643,985	642,850
2018	593,266	617,622	615,959
2018	578,768	611,043	598,492
2018	516,855	556,334	549,562
2019	518,415	563,404	554,573
2019	542,565	597,756	573,998
2019	524,855	595,153	556,773
2019	556,652	617,775	579,857
2020	564,971	631,569	581,590
2020	453,633	529,962	456,450
2020	491,711	585,199	488,050
2020	477,225	575,368	473,049
2021	592,246	688,048	582,974
2021	654,343	741,310	643,352
2021	661,102	762,569	648,711
2021	685,181	772,032	654,287
2022	681,468	736,397	658,338
2022	615,925	680,927	620,649
2022	598,129	653,389	584,534
2022	546,911	594,473	547,338
2023	671,615	715,568	662,656
2023	682,368	738,272	672,680
2023	718,660	763,125	702,805
2023	655,038	680,083	646,441
2024	725,423	787,197	731,258
2024	775,293	806,767	756,719
2024	826,548	848,676	800,483
2024	820,545	836,271	793,518
2025	835,999	855,320	812,794
2025	929,996	908,167	897,750
2025	1,003,579	957,019	952,450
2025	1,082,859	1,028,879	1,027,964

202501-4140694, 202512-4880897

F529-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Value Equity Fund (I Class)	31.97%	17.81%	8.03%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	7.48
MSCI EAFE Value Index Net (Previous Benchmark)	29.55	16.79	7.47

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,474,396
  Number of Portfolio Holdings145
  Investment Advisory Fees Paid (000s)$12,419
  Portfolio Turnover Rate15.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	27.5%
Industrials & Business Services	16.6
Health Care	9.0
Consumer Discretionary	8.5
Consumer Staples	7.1
Information Technology	6.8
Materials	5.8
Energy	4.9
Communication Services	4.5
Other	9.3

Top Ten Holdings (as a % of Net Assets)

Rolls-Royce Holdings	2.7%
AstraZeneca	2.2
UniCredit	2.0
Samsung Electronics	1.8
ING Groep	1.6
TotalEnergies	1.6
Toyota Motor	1.5
AXA	1.5
Sanofi	1.5
Airbus	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Value Equity Fund

I Class (TRTIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

International Value Equity Fund

Z Class (TROZX)

This annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Financials contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection, led by a position in Austrian bank Bawag Group, and an overweight to the sector, which outperformed the benchmark. Industrials and business services added value owing to positive stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period amid a multiyear turnaround under a new chief executive, was a key contributor.

  The communication services sector detracted the most from relative performance due to adverse stock selection. UK advertising group WPP was a large detractor. Energy weighed on relative returns owing to negative stock selection and an overweight to the sector, which lagged the benchmark.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while industrials and business services was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Z Class	Regulatory/Strategy Benchmark	Previous Benchmark
3/16/20	10,000	10,000	10,000
4/30/20	11,922	11,700	11,568
7/31/20	12,942	12,919	12,369
10/31/20	12,584	12,702	11,989
1/31/21	15,634	15,190	14,775
4/30/21	17,302	16,365	16,305
7/31/21	17,513	16,835	16,441
10/31/21	18,181	17,044	16,582
1/31/22	18,109	16,257	16,684
4/30/22	16,395	15,032	15,729
7/31/22	15,946	14,424	14,814
10/31/22	14,611	13,124	13,871
1/31/23	17,975	15,797	16,794
4/30/23	18,298	16,298	17,048
7/31/23	19,304	16,847	17,811
10/31/23	17,627	15,014	16,383
1/31/24	19,557	17,378	18,533
4/30/24	20,922	17,810	19,178
7/31/24	22,361	18,736	20,287
10/31/24	22,225	18,462	20,110
1/31/25	22,689	18,882	20,599
4/30/25	25,271	20,049	22,752
7/31/25	27,327	21,127	24,138
10/31/25	29,536	22,714	26,052

202501-4140694, 202512-4880897

F1258-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
International Value Equity Fund (Z Class)	32.90%	18.61%	21.22%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	15.69
MSCI EAFE Value Index Net (Previous Benchmark)	29.55	16.79	18.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,474,396
  Number of Portfolio Holdings145
  Investment Advisory Fees Paid (000s)$12,419
  Portfolio Turnover Rate15.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	27.5%
Industrials & Business Services	16.6
Health Care	9.0
Consumer Discretionary	8.5
Consumer Staples	7.1
Information Technology	6.8
Materials	5.8
Energy	4.9
Communication Services	4.5
Other	9.3

Top Ten Holdings (as a % of Net Assets)

Rolls-Royce Holdings	2.7%
AstraZeneca	2.2
UniCredit	2.0
Samsung Electronics	1.8
ING Groep	1.6
TotalEnergies	1.6
Toyota Motor	1.5
AXA	1.5
Sanofi	1.5
Airbus	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Value Equity Fund

Z Class (TROZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$26,647	$26,450
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRIGX International Value
Equity Fund
PAIGX International Value
Equity Fund–
.
Advisor Class
RRIGX International Value
Equity Fund–
.
R Class
TRTIX International Value
Equity Fund–
.
I Class
TROZX International Value
Equity Fund–
.
Z Class

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 17 .91 $ 14 .72 $ 12 .67 $ 16 .31 $ 11 .54
Investment activities
Net investment income
(1)(2)
0 .54 0 .44 0 .46 0 .43 0 .30
Net realized and unrealized
gain/loss 5 .02 3 .18 2 .00 ( 3 .68 ) 4 .66
Total from investment
activities 5 .56 3 .62 2 .46 ( 3 .25 ) 4 .96
Distributions
Net investment income ( 0 .44 ) ( 0 .43 ) ( 0 .41 ) ( 0 .37 ) ( 0 .19 )
Net realized gain — — — ( 0 .02 ) —
Total distributions ( 0 .44 ) ( 0 .43 ) ( 0 .41 ) ( 0 .39 ) ( 0 .19 )
NET ASSET VALUE
End of period $ 23 .03 $ 17 .91 $ 14 .72 $ 12 .67 $ 16 .31
Ratios/Supplemental Data
Total return
(2)(3)
31 .83% 24 .95% 19 .59% ( 20 .35 ) % 43 .23%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .81% 0 .87% 0 .85% 0 .89% 0 .79%
Net expenses after waivers/
payments by Price Associates 0 .81% 0 .87% 0 .85% 0 .89% 0 .79%
Net investment income 2 .57% 2 .59% 3 .06% 2 .96% 1 .98%
Portfolio turnover rate 15 .0% 15 .9% 17 .5% 20 .7% 21 .7%
Net assets, end of period (in
millions) $1,617 $391 $386 $205 $392
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 18 .14 $ 14 .92 $ 12 .83 $ 16 ..50 $ 11 .73
Investment activities
Net investment income
(1)(2)
0 .50 0 .42 0 .39 0 .42 0 .32
Net realized and unrealized
gain/loss 5 .08 3 .22 2 .08 ( 3 .74 ) 4 .68
Total from investment
activities 5 .58 3 .64 2 .47 ( 3 .32 ) 5 .00
Distributions
Net investment income ( 0 .40 ) ( 0 .42 ) ( 0 .38 ) ( 0 .33 ) ( 0 .23 )
Net realized gain — — — ( 0 .02 ) —
Total distributions ( 0 .40 ) ( 0 .42 ) ( 0 .38 ) ( 0 .35 ) ( 0 .23 )
NET ASSET VALUE
End of period $ 23 .32 $ 18 .14 $ 14 .92 $ 12 .83 $ 16 .50
Ratios/Supplemental Data
Total return
(2)(3)
31 .46% 24 .74% 19 .37% ( 20 .50 ) % 42 .92%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .08% 1 .09% 1 .07% 1 .08% 1 .07%
Net expenses after
waivers/payments by Price
Associates 1 .08% 1 .09% 1 .07% 1 .08% 1 .07%
Net investment income 2 .47% 2 .45% 2 .59% 2 .84% 2 .07%
Portfolio turnover rate 15 .0% 15 .9% 17 .5% 20 .7% 21 .7%
Net assets, end of period (in
thousands) $47,207 $33,513 $27,085 $24,983 $36,712
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 17 .75 $ 14 .61 $ 12 .57 $ 16 .17 $ 11 .50
Investment activities
Net investment income
(1)(2)
0 .44 0 .37 0 .35 0 .38 0 .28
Net realized and unrealized
gain/loss 4 .98 3 .16 2 .03 ( 3 .67 ) 4 .59
Total from investment
activities 5 .42 3 .53 2 .38 ( 3 .29 ) 4 .87
Distributions
Net investment income ( 0 .36 ) ( 0 .39 ) ( 0 .34 ) ( 0 .29 ) ( 0 .20 )
Net realized gain — — — ( 0 .02 ) —
Total distributions ( 0 .36 ) ( 0 .39 ) ( 0 .34 ) ( 0 .31 ) ( 0 .20 )
NET ASSET VALUE
End of period $ 22 .81 $ 17 .75 $ 14 .61 $ 12 .57 $ 16 .17
Ratios/Supplemental Data
Total return
(2)(3)
31 .15% 24 .44% 19 .00% ( 20 .69 ) % 42 .60%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .33% 1 .33% 1 .31% 1 .33% 1 .32%
Net expenses after
waivers/payments by Price
Associates 1 .33% 1 .33% 1 .31% 1 .33% 1 .32%
Net investment income 2 .20% 2 .19% 2 .33% 2 .65% 1 .83%
Portfolio turnover rate 15 .0% 15 .9% 17 .5% 20 .7% 21 .7%
Net assets, end of period (in
thousands) $60,352 $35,663 $30,645 $29,692 $35,836
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 17 .77 $ 14 .62 $ 12 .60 $ 16 .22 $ 11 .53
Investment activities
Net investment income
(1)(2)
0 .57 0 .49 0 .44 0 .48 0 .39
Net realized and unrealized
gain/loss 4 .95 3 .14 2 .03 ( 3 .68 ) 4 .59
Total from investment
activities 5 .52 3 .63 2 .47 ( 3 .20 ) 4 .98
Distributions
Net investment income ( 0 .48 ) ( 0 .48 ) ( 0 .45 ) ( 0 .40 ) ( 0 .29 )
Net realized gain — — — ( 0 .02 ) —
Total distributions ( 0 .48 ) ( 0 .48 ) ( 0 .45 ) ( 0 .42 ) ( 0 .29 )
NET ASSET VALUE
End of period $ 22 .81 $ 17 .77 $ 14 .62 $ 12 .60 $ 16 .22
Ratios/Supplemental Data
Total return
(2)(3)
31 .97% 25 .27% 19 .77% ( 20 .18 ) % 43 .58%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .68% 0 .68% 0 .69% 0 .69% 0 .68%
Net expenses after
waivers/payments by Price
Associates 0 .68% 0 .68% 0 .69% 0 .68% 0 .68%
Net investment income 2 .84% 2 .89% 2 .98% 3 .31% 2 .51%
Portfolio turnover rate 15 .0% 15 .9% 17 .5% 20 .7% 21 .7%
Net assets, end of period (in
millions) $1,802 $1,078 $826 $671 $834
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 17 .91 $ 14 .72 $ 12 .70 $ 16 .35 $ 11 .59
Investment activities
Net investment income
(1)(2)
0 .70 0 .61 0 .54 0 .57 0 .48
Net realized and unrealized
gain/loss 4 .99 3 .15 2 .05 ( 3 .69 ) 4 .62
Total from investment
activities 5 .69 3 .76 2 .59 ( 3 .12 ) 5 .10
Distributions
Net investment income ( 0 .61 ) ( 0 .57 ) ( 0 .57 ) ( 0 .51 ) ( 0 .34 )
Net realized gain — — — ( 0 .02 ) —
Total distributions ( 0 .61 ) ( 0 .57 ) ( 0 .57 ) ( 0 .53 ) ( 0 .34 )
NET ASSET VALUE
End of period $ 22 .99 $ 17 .91 $ 14 .72 $ 12 .70 $ 16 .35
Ratios/Supplemental Data
Total return
(2)(3)
32 .90% 26 .08% 20 .64% ( 19 .63 ) % 44 .47%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .65% 0 .66% 0 .66% 0 .66% 0 .65%
Net expenses after waivers/
payments by Price Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment income 3 .54% 3 .58% 3 .65% 3 .92% 3 .15%
Portfolio turnover rate 15 .0% 15 .9% 17 .5% 20 .7% 21 .7%
Net assets, end of period (in
millions) $12,948 $10,567 $8,536 $8,218 $12,257
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Value Equity Fund
October 31, 2025

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.6%
Common Stocks 1.6%
BHP Group  6,261,971 178,518
Downer EDI  17,330,559 87,537
Total Australia (Cost $228,471) 266,055
AUSTRIA 2.4%
Common Stocks 2.4%
BAWAG Group  1,839,126 237,672
Erste Group Bank  848,476 87,893
OMV  1,357,203 74,302
Total Austria (Cost $165,667) 399,867
BRAZIL 0.7%
Common Stocks 0.7%
B3  29,351,018 69,178
Multiplan Empreendimentos Imobiliarios  7,756,090 39,689
Total Brazil (Cost $99,354) 108,867
CANADA 2.6%
Common Stocks 2.6%
BRP (1) 977,486 61,316
Cenovus Energy  8,535,081 144,224
Definity Financial  1,560,202 72,584
Great-West Lifeco  1,879,391 79,675
National Bank of Canada  664,823 74,278
Total Canada (Cost $333,690) 432,077
CHINA 1.8%
Common Stocks 1.8%
Alibaba Group Holding (HKD)  8,923,160 189,874
Baidu, Class A (HKD) (2) 3,296,456 49,896
Shenzhou International Group Holdings (HKD)  6,130,700 52,919
Total China (Cost $222,755) 292,689

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
DENMARK 0.4%
Common Stocks 0.4%
Orsted (2) 3,636,127 65,120
Total Denmark (Cost $68,209) 65,120
FINLAND 1.1%
Common Stocks 1.1%
Sampo, Class A  8,152,386 90,869
Stora Enso, Class R  6,124,665 71,317
UPM-Kymmene  845,295 22,681
Total Finland (Cost $140,192) 184,867
FRANCE 11.9%
Common Stocks 11.9%
Airbus  983,043 242,390
Alstom (2) 3,097,013 77,449
ArcelorMittal (1) 2,201,531 84,046
AXA  5,594,818 242,750
BNP Paribas  2,100,475 162,699
Cie de Saint-Gobain  1,097,905 106,565
Dassault Aviation  225,919 72,801
Edenred  3,594,817 103,330
Engie  4,452,218 104,240
Forvia (2) 2,128,025 27,251
Sanofi  2,397,615 242,549
Societe Generale  2,593,739 164,497
TotalEnergies  4,223,768 263,711
Vinci  543,983 72,739
Total France (Cost $1,465,150) 1,967,017
GERMANY 6.2%
Common Stocks 5.7%
BASF  968,913 47,808
Covestro (2) 835,834 58,379
Daimler Truck Holding  1,715,597 68,766
Deutsche Post  1,661,061 76,320
Deutsche Telekom  4,713,113 145,989

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Heidelberg Materials  573,585 134,565
KION Group  825,855 58,681
Mercedes-Benz Group  979,603 63,561
Puma  970,281 20,631
Siemens  844,534 239,339
Springer Nature (1) 1,157,314 28,865
942,904
Preferred Stocks 0.5%
Volkswagen  802,689 83,590
83,590
Total Germany (Cost $721,032) 1,026,494
HONG KONG 2.1%
Common Stocks 2.1%
AIA Group  9,849,000 95,838
CK Hutchison Holdings  9,111,500 60,423
Galaxy Entertainment Group  13,422,000 66,873
Hongkong Land Holdings (USD)  9,483,503 57,947
Samsonite Group  22,353,300 46,742
Wharf Real Estate Investment  7,293,000 20,758
Total Hong Kong (Cost $342,908) 348,581
HUNGARY 0.6%
Common Stocks 0.6%
OTP Bank  997,183 95,187
Total Hungary (Cost $33,897) 95,187
INDIA 0.3%
Common Stocks 0.3%
ICICI Bank, ADR (USD)  1,868,702 56,622
Total India (Cost $21,353) 56,622
INDONESIA 0.3%
Common Stocks 0.3%
Bank Rakyat Indonesia Persero  199,761,900 47,787
Total Indonesia (Cost $47,121) 47,787

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.4%
Common Stocks 0.4%
Ryanair Holdings, ADR (USD)  1,163,944 72,723
Total Ireland (Cost $49,947) 72,723
ITALY 5.0%
Common Stocks 5.0%
Enel  18,417,060 186,303
Generali  3,185,871 122,643
Leonardo  2,503,770 147,309
Stellantis  3,860,958 39,089
UniCredit  4,405,292 326,197
Total Italy (Cost $402,437) 821,541
JAPAN 16.4%
Common Stocks 16.4%
Asahi Group Holdings  7,079,500 76,330
Fujitsu  4,314,700 112,443
Hitachi  5,701,600 194,761
Isetan Mitsukoshi Holdings (1) 3,645,600 57,214
KDDI  6,458,800 102,956
Kubota  2,904,200 37,601
MatsukiyoCocokara  3,064,000 55,512
Minebea Mitsumi  3,587,400 70,900
Mitsubishi Electric (1) 5,098,500 144,760
Mitsubishi Estate  7,224,700 153,105
Mitsubishi UFJ Financial Group  15,862,000 239,600
Mitsui Fudosan  8,953,900 93,232
Nippon Sanso Holdings (1) 1,720,400 57,138
Nippon Steel  15,064,400 62,096
Niterra  1,269,800 52,091
Open House Group  1,015,900 48,888
ORIX  4,274,800 104,570
Persol Holdings  34,494,800 57,222
Renesas Electronics (1) 12,594,600 155,538
Resona Holdings  8,612,500 83,034
Seven & i Holdings  7,720,700 98,206
SUMCO (1) 3,258,000 33,202

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Sumitomo  2,599,300 75,616
Taiheiyo Cement  2,108,500 57,207
Takeda Pharmaceutical  4,055,200 109,440
Toyota Motor  12,072,300 246,120
Unicharm (1) 13,194,600 81,637
Yamaha  5,111,900 32,258
Total Japan (Cost $1,935,655) 2,692,677
NETHERLANDS 7.5%
Common Stocks 7.5%
ABN AMRO Bank, CVA  2,896,818 86,553
AerCap Holdings (USD)  717,812 93,488
Akzo Nobel  920,711 60,845
ASML Holding  178,586 188,821
ASR Nederland  1,028,003 68,607
Heineken (1) 1,139,683 88,248
ING Groep  10,759,964 268,673
Koninklijke Philips  6,284,543 172,166
Prosus  2,238,545 154,725
Signify  2,500,623 59,859
Total Netherlands (Cost $828,578) 1,241,985
PORTUGAL 1.7%
Common Stocks 1.7%
Banco Comercial Portugues, Class R  113,593,319 100,269
Galp Energia  6,661,952 133,846
Jeronimo Martins  1,636,156 42,139
Total Portugal (Cost $152,877) 276,254
SINGAPORE 0.7%
Common Stocks 0.7%
United Overseas Bank  4,035,136 107,324
Total Singapore (Cost $64,648) 107,324
SOUTH KOREA 3.8%
Common Stocks 3.8%
DB Insurance  433,233 38,507
Hyundai Motor  453,476 91,960

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
KB Financial Group  814,713 66,508
KT, ADR (USD)  4,319,462 80,126
LG Chem  158,887 44,194
Samsung Electronics  4,001,671 301,231
Total South Korea (Cost $396,472) 622,526
SWEDEN 2.5%
Common Stocks 2.5%
Essity, Class B  3,622,335 99,497
Millicom International Cellular (USD)  2,235,331 105,306
Swedbank, Class A  3,419,132 103,808
Telefonaktiebolaget LM Ericsson, Class B  10,524,513 106,780
Total Sweden (Cost $299,373) 415,391
SWITZERLAND 3.1%
Common Stocks 3.1%
Julius Baer Group  1,002,701 67,691
Novartis  1,062,052 131,441
Roche Holding  678,293 219,713
Sandoz Group  1,465,805 97,735
Total Switzerland (Cost $322,468) 516,580
TAIWAN 1.3%
Common Stocks 1.3%
Taiwan Semiconductor Manufacturing  4,463,000 215,829
Total Taiwan (Cost $17,173) 215,829
UNITED KINGDOM 22.0%
Common Stocks 22.0%
AstraZeneca, ADR (USD)  4,382,718 361,136
Aviva  13,150,535 115,584
Barclays  40,604,847 217,789
BP  31,430,218 184,144
British American Tobacco  1,822,827 93,357
BT Group  39,703,606 96,900
Bunzl  2,983,725 90,698
GSK, ADR (USD) (1) 3,197,169 149,819
HSBC Holdings  17,161,322 240,249

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Imperial Brands  5,211,104 207,060
Informa  8,074,735 102,818
Investec  7,187,676 54,121
Lloyds Banking Group  133,646,057 156,699
Marks & Spencer Group  11,830,083 61,822
National Grid  9,564,889 143,417
Prudential  9,923,206 138,013
Rolls-Royce Holdings  28,397,991 437,011
Segro  9,680,444 88,831
Smiths Group  2,624,031 86,892
SSE  3,939,827 99,255
Standard Chartered  7,936,387 162,912
Taylor Wimpey  38,963,305 53,896
Unilever  3,982,779 238,984
WPP  10,782,791 40,745
Total United Kingdom (Cost $2,402,023) 3,622,152
UNITED STATES 0.6%
Common Stocks 0.6%
Amcor  11,429,075 90,290
Total United States (Cost $105,219) 90,290
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 4.12% (3)(4) 407,825,141 407,825
Total Short-Term Investments (Cost $407,825) 407,825

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.12% (3)(4) 130,194,528 130,195
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 130,195
Total Securities Lending Collateral (Cost $130,195) 130,195
Total Investments in Securities
100.3% of Net Assets
(Cost $11,404,689) $ 16,524,522
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 4 . All or a portion of this security is on loan at October 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CVA Dutch Certificate (Certificaten Van Aandelen)
HKD Hong Kong Dollar
JPY Japanese Yen
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 11/14/25 JPY 36,937,042 USD 242,972 $ (2,952)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2,952)

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.12% $ — $ — $ 16,123++
Totals $ —# $ — $ 16,123+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Government
Reserve Fund, 4.12% $ 438,520  ¤  ¤ $ 538,020
Total $ 538,020^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $16,123 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $538,020.

T. ROWE PRICE International Value Equity Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $11,404,689) $ 16,524,522
Foreign currency (cost $37,192) 34,192
Dividends receivable 26,103
Receivable for investment securities sold 8,648
Receivable for shares sold 8,408
Due from affiliates 7,131
Restricted cash pledged for bilateral derivatives 2,970
Cash 1
Other assets 57,602
Total assets 16,669,577
Liabilities
Obligation to return securities lending collateral 130,195
Payable for shares redeemed 28,016
Payable for investment securities purchased 24,691
Investment management fees payable 8,815
Unrealized loss on forward currency exchange contracts 2,952
Payable to directors 4
Other liabilities 508
Total liabilities 195,181
NET ASSETS $ 16,474,396

T. ROWE PRICE International Value Equity Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 5,466,096
Paid-in capital applicable to 717,135,612 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 11,008,300
NET ASSETS $ 16,474,396
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,616,850; Shares outstanding: 70,218,107) $ 23.03
Advisor Class
(Net assets: $47,207; Shares outstanding: 2,024,516) $ 23.32
R Class
(Net assets: $60,352; Shares outstanding: 2,645,443) $ 22.81
I Class
(Net assets: $1,801,886; Shares outstanding: 78,989,868) $ 22.81
Z Class
(Net assets: $12,948,101; Shares outstanding:
563,257,678) $ 22.99

T. ROWE PRICE International Value Equity Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $27,455) $ 495,718
Securities lending 1,781
Other 36
Total income 497,535
Expenses
Investment management 89,194
Shareholder servicing
Investor Class $ 1,315
Advisor Class 69
R Class 84
I Class 301 1,769
Rule 12b-1 fees
Advisor Class 100
R Class 238 338
Prospectus and shareholder reports
Investor Class 43
Advisor Class 1
R Class 1
I Class 12
Z Class 6 63
Custody and accounting 2,161
Registration 178
Legal and audit 131
Directors 44
Miscellaneous 531
Waived / paid by Price Associates (76,775)
Total expenses 17,634
Net investment income 479,901

T. ROWE PRICE International Value Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 595,992
Forward currency exchange contracts (19,981)
Foreign currency transactions 2,055
Net realized gain 578,066
Change in net unrealized gain / loss
Securities 2,975,911
Forward currency exchange contracts 5,857
Other assets and liabilities denominated in foreign currencies 3,030
Change in net unrealized gain / loss 2,984,798
Net realized and unrealized gain / loss 3,562,864
INCREASE IN NET ASSETS FROM OPERATIONS $ 4,042,765

T. ROWE PRICE International Value Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 479,901 $ 403,390
Net realized gain 578,066 568,878
Change in net unrealized gain / loss 2,984,798 1,553,253
Increase in net assets from operations 4,042,765 2,525,521
Distributions to shareholders
Net earnings
Investor Class (8,554) (8,326)
Advisor Class (726) (751)
R Class (710) (787)
I Class (29,746) (27,353)
Z Class (356,230) (329,127)
Decrease in net assets from distributions (395,966) (366,344)
Capital share transactions
*
Shares sold
Investor Class 1,373,210 149,973
Advisor Class 15,540 9,427
R Class 22,406 5,925
I Class 610,844 223,273
Z Class 658,664 1,219,722
Distributions reinvested
Investor Class 8,071 7,847
Advisor Class 650 738
R Class 710 787
I Class 27,186 25,522
Z Class 356,230 329,127
Shares redeemed
Investor Class (383,320) (215,748)
Advisor Class (13,077) (9,493)
R Class (10,966) (8,073)
I Class (275,599) (179,991)
Z Class (1,668,214) (1,418,695)
Increase in net assets from capital share
transactions 722,335 140,341

T. ROWE PRICE International Value Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Net Assets
Increase during period 4,369,134 2,299,518
Beginning of period 12,105,262 9,805,744
End of period $ 16,474,396 $ 12,105,262
*Share information (000s)
Shares sold
Investor Class 66,546 8,630
Advisor Class 785 540
R Class 1,136 345
I Class 30,545 13,185
Z Class 34,729 74,044
Distributions reinvested
Investor Class 465 492
Advisor Class 37 46
R Class 41 49
I Class 1,582 1,615
Z Class 20,699 20,791
Shares redeemed
Investor Class (18,617) (13,531)
Advisor Class (645) (554)
R Class (541) (482)
I Class (13,820) (10,588)
Z Class (82,172) (84,888)
Increase in shares outstanding 40,770 9,694

T. ROWE PRICE International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Value Equity
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks. The fund has five classes of shares: the International Value Equity Fund (Investor Class),
the International Value Equity Fund–Advisor Class (Advisor Class), the
International Value Equity Fund–R Class (R Class), the International Value
Equity Fund–I Class (I Class) and the International Value Equity Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE International Value Equity Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
October 31, 2025, the fund realized $118,577,000 of net gain on $285,522,000 of in-kind redemptions.

T. ROWE PRICE International Value Equity Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE International Value Equity Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE International Value Equity Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE International Value Equity Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on October 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,009,510 $ 14,893,402 $ — $ 15,902,912
Preferred Stocks — 83,590 — 83,590
Short-Term Investments 407,825 — — 407,825
Securities Lending Collateral 130,195 — — 130,195
Total $ 1,547,530 $ 14,976,992 $ — $ 16,524,522
Liabilities
Forward Currency Exchange
Contracts $ — $ 2,952 $ — $ 2,952

T. ROWE PRICE International Value Equity Fund

asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
October 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Foreign exchange derivatives Forwards $ 2,952
Total $ 2,952

T. ROWE PRICE International Value Equity Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support
Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts
Realized Gain (Loss)
Foreign exchange derivatives $ (19,981)
Total $ (19,981)
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 5,857
Total $ 5,857

T. ROWE PRICE International Value Equity Fund

specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2025, cash of $2,970,000 had been posted by the fund to counterparties for bilateral derivatives. As of
October 31, 2025, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net

T. ROWE PRICE International Value Equity Fund

amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying

T. ROWE PRICE International Value Equity Fund

financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $124,510,000; the value of cash collateral and related investments was $130,195,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,003,060,000 and
$2,043,015,000, respectively, for the year ended October 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, the character of net currency gains or losses and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 395,966 $ 366,344

T. ROWE PRICE International Value Equity Fund

At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and differences in treatment of corporate actions. During the year ended
October 31, 2025, the fund utilized $389,516,000 of capital loss carryforwards.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that
($000s)
Cost of investments $ 11,563,535
Unrealized appreciation $ 5,968,474
Unrealized depreciation (1,006,294)
Net unrealized appreciation (depreciation) $ 4,962,180
($000s)
Undistributed ordinary income $ 483,090
Undistributed long-term capital gain 20,826
Net unrealized appreciation (depreciation) 4,962,180
Total distributable earnings (loss) $ 5,466,096

T. ROWE PRICE International Value Equity Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE International Value Equity Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended October 31, 2025 as indicated in the table below. At October 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE International Value Equity Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended October 31, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price Associates; $494,000 for T. Rowe Price
Services, Inc.; and $59,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.99% 1.24% 1.49% 0.05% 0.00%
Expense
limitation date 12/31/27 12/31/27 12/31/27 12/31/27 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $55 $(76,830)

T. ROWE PRICE International Value Equity Fund

time without prior notice. For the year ended October 31, 2025, the fund was charged $196,000 for shareholder servicing costs related to the college savings plans, of which $45,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
October 31, 2025, approximately 32% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE International Value Equity Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE International Value Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Value Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Value Equity Fund
(one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Value Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Value Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $39,138,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $425,073,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $485,281,000 and foreign taxes paid of $21,513,000.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F127-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025